Consolidated Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Statement of Cash Flows [Abstract]
Convertible notes		$ 2,037,500